THE ADVISORS' INNER CIRCLE FUND

                                 FMC SELECT FUND

                          SUPPLEMENT DATED MAY 3, 2010
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS DATED MARCH 1, 2010 ("THE PROSPECTUS") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

EFFECTIVE MAY 1, 2010, THE FOLLOWING INFORMATION REPLACES THE INFORMATION IN THE PROSPECTUS AS INDICATED.

THE FOLLOWING REPLACES THE SECTION TITLED "PORTFOLIO MANAGER" ON PAGE 6 OF THE
PROSPECTUS:

PORTFOLIO MANAGERS

Timothy C. Muccia, Senior Managing Director, joined FMC in 1999.

Andrew M. Freedberg, Senior Managing Director, joined FMC in 2000.

THE FOLLOWING REPLACES THE SECTION TITLED "PORTFOLIO MANAGER" ON PAGE 8 OF THE
PROSPECTUS:

PORTFOLIO MANAGERS

Timothy C. Muccia is a Senior Managing Director and portfolio manager with the Adviser. He has co-managed the Fund since 2010. He has more than 18 years of financial industry experience. Prior to joining the Adviser in 1999, Mr. Muccia worked at Furman Selz LLC, a private boutique brokerage and investment banking firm.

Andrew M. Freedberg is a Senior Managing Director and portfolio manager with the Adviser. He has co-managed the Fund since 2010. He has 11 years of investment research experience. Prior to joining the Adviser in 2000, Mr. Freedberg worked at Salomon Brothers.

The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 FMC-SK-007-0100

                         THE ADVISORS' INNER CIRCLE FUND

                                 FMC SELECT FUND

                          SUPPLEMENT DATED MAY 3, 2010
                                     TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2010 ("THE SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

EFFECTIVE MAY 1, 2010, THE FOLLOWING REPLACES THE SECTION "THE PORTFOLIO MANAGERS" ON PAGE 14 OF THE SAI:

This section includes information about the Funds' respective portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

COMPENSATION. The Adviser compensates each portfolio manager for managing the Funds. Each portfolio manager's compensation consists of a fixed annual salary. For 2009, in addition to a fixed salary, Mr. Lefferman and Mr. Muccia received distributions with respect to their ownership interests in the Adviser; Mr. Freedberg received a discretionary annual bonus, which is generally based on the performance of the Adviser, as well as the Adviser's assessment of Mr. Freedberg's contributions to the Adviser's business. The Adviser may consider other factors including, but not limited to, the Funds' performance or asset levels when considering the amount of the portfolio managers' compensation. Portfolio managers' compensation is not linked to any specific factors.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of each Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

---------------------------------------- ---------------------------------------------------------
NAME                                                   DOLLAR RANGE OF FUND SHARES
---------------------------------------- ---------------------------------------------------------
Timothy C. Muccia(1)                     $50,001 - $100,000 (Select Fund)
                                         $50,001 - $100,000 (Strategic Value Fund)
---------------------------------------- ---------------------------------------------------------
Andrew M. Freedberg(1)                   $50,001 - $100,000 (Select Fund)
                                         $0 - $50,000 (Strategic Value Fund)
---------------------------------------- ---------------------------------------------------------
Edward I. Lefferman(2)                   $500,001 - $1,000,000 (Select Fund)
                                         $500,001 - $1,000,000 (Strategic Value Fund)
---------------------------------------- ---------------------------------------------------------

(1) Valuation date is December 31, 2009.
(2) Valuation date is October 31, 2009.

OTHER ACCOUNTS. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of October 31, 2009.

-------------------------- ----------------------------- ------------------------------ ---------------------------------------
                                  REGISTERED                     OTHER POOLED
                             INVESTMENT COMPANIES            INVESTMENT VEHICLES                   OTHER ACCOUNTS
-------------------------- --------------- ------------- ---------------- ------------- ---------------- ----------------------
                             NUMBER OF         TOTAL        NUMBER OF        TOTAL        NUMBER OF
NAME                         ACCOUNTS          ASSETS        ACCOUNTS        ASSETS       ACCOUNTS             TOTAL ASSETS
-------------------------- --------------- ------------- ---------------- ------------- ---------------- ----------------------
Timothy C. Muccia(1)             0              $0              0              $0           396(2)            $726,000,000
-------------------------- --------------- ------------- ---------------- ------------- ---------------- ----------------------
Andrew M. Freedberg(1)           0              $0              0              $0           116               $293,000,000
-------------------------- --------------- ------------- ---------------- ------------- ---------------- ----------------------
Edward I. Lefferman              0              $0              0              $0           111                $98,299,000
-------------------------- --------------- ------------- ---------------- ------------- ---------------- ----------------------

(1) Information provided as of March 31, 2010.
(2) Includes one account with assets under management of $46.5 million (as of March 31, 2010) that is subject to a performance-based advisory fee.

CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same or similar investment objectives as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical or similar investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could arise as a result of the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades. A portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. A portfolio manager may also manage an account whose investment objectives and methodologies may differ from those of the Funds, which may cause a portfolio manager to effect trading in one account that may have an adverse effect on another account, including a Fund. In addition, it is also possible that a potential conflict of interest may arise because a portfolio manager manages an account with a performance-based fee in addition to the Funds and other accounts without a performance-based fee. However, the Adviser has established policies and procedures to ensure that the purchases and sales of securities among all accounts over which it has investment management responsibilities are allocated fairly and equitably.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 FMC-SK-008-0100